Share-Based Compensation - Fair value of share options granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Line Item]
Expected dividend yield	0.00%	0.00%
Fair value per option granted	0.93 to $1.38	0.79 to $1.14
Bottom of Range
Share Based Compensation [Line Item]
Risk-free interest rate	3.01%	3.68%
Expected stock price volatility	60.73%	65.75%
Expected life	3 years 4 months 24 days	3 years 4 months 28 days
Top of Range
Share Based Compensation [Line Item]
Risk-free interest rate	3.75%	4.70%
Expected stock price volatility	66.40%	73.41%
Expected life	3 years 4 months 28 days	3 years 5 months 4 days